Shareholder Report	8 Months Ended	12 Months Ended		20 Months Ended	69 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Morgan Stanley ETF Trust
Entity Central Index Key		0001676326
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000238675
Shareholder Report [Line Items]
Fund Name		Calvert International Responsible Index ETF
Trading Symbol		CVIE
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert International Responsible Index ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVIE	$20	0.18%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.18%
Line Graph [Table Text Block]
	Calvert International Responsible Index ETF - NAV	MSCI World ex USA IndexFootnote Reference1	Calvert International Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$9,973	$9,961	$10,004
06/23	$10,360	$10,263	$10,379
09/23	$9,834	$9,842	$9,838
12/23	$10,980	$10,876	$11,001
03/24	$11,619	$11,484	$11,656
06/24	$11,652	$11,416	$11,658
09/24	$12,445	$12,300	$12,464

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert International Responsible Index ETF - NAV (Inception January 30, 2023)	26.55%	14.03%
MSCI World ex USA IndexFootnote Reference1	24.98%	13.25%
Calvert International Responsible Index	26.68%	14.15%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 119,784,553	$ 119,784,553	$ 119,784,553	$ 119,784,553	$ 119,784,553
Holdings Count | Holding	730	730	730	730	730
Advisory Fees Paid, Amount		$ 158,531
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$119,784,553
# of Portfolio Holdings	730
Portfolio Turnover Rate	10%
Total Management Fees Paid	$158,531

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Energy	1.0%
Real Estate	1.8%
Utilities	3.0%
Communication Services	4.7%
Materials	6.4%
Consumer Staples	7.7%
Consumer Discretionary	9.5%
Health Care	10.9%
Information Technology	15.5%
Industrials	16.7%
Financials	22.7%

C000238680
Shareholder Report [Line Items]
Fund Name		Calvert Ultra-Short Investment Grade ETF
Trading Symbol		CVSB
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert Ultra-Short Investment Grade ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSB	$24	0.24%

Expenses Paid, Amount		$ 24
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ The Fund’s asset-allocation positioning contributed to performance relative to the Index during the period

↑ Allocations to investment-grade corporate securities, commercial mortgage-backed securities, and asset-backed securities were particularly helpful to performance relative to the Index during the period

↑ An allocation to mortgage-backed securities (MBS) ― specifically non-agency MBS and non-agency commercial MBS ― aided Index-relative performance during the period

↓ In contrast, the Fund’s underweight duration detracted from performance relative to the Index during the period

Line Graph [Table Text Block]
	Calvert Ultra-Short Investment Grade ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
01/23	$10,000	$10,000	$10,000
03/23	$10,059	$10,018	$10,088
06/23	$10,197	$9,959	$10,151
09/23	$10,354	$9,672	$10,281
12/23	$10,555	$10,333	$10,466
03/24	$10,715	$10,284	$10,564
06/24	$10,865	$10,304	$10,686
09/24	$11,068	$10,840	$10,897

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert Ultra-Short Investment Grade ETF - NAV (Inception January 30, 2023)	6.89%	6.28%
Bloomberg U.S. Universal Index	12.08%	4.97%
Bloomberg 9-12 Months Short Treasury Index	5.99%	5.30%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 98,750,010	$ 98,750,010	$ 98,750,010	$ 98,750,010	$ 98,750,010
Holdings Count | Holding	224	224	224	224	224
Advisory Fees Paid, Amount		$ 135,208
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$98,750,010
# of Portfolio Holdings	224
Portfolio Turnover Rate	81%
Total Management Fees Paid	$135,208

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	8.0%
Not Rated	5.2%
BBB	26.8%
A	27.9%
AA	12.8%
AAA	19.3%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000238676
Shareholder Report [Line Items]
Fund Name		Calvert US Large-Cap Core Responsible Index ETF
Trading Symbol		CVLC
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Core Responsible Index ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVLC	$18	0.15%

Expenses Paid, Amount		$ 18
Expense Ratio, Percent		0.15%
Line Graph [Table Text Block]
	Calvert US Large-Cap Core Responsible Index ETF - NAV	Russell 1000® IndexFootnote Reference1	Calvert US Large-Cap Core Responsible Index
01/23	$10,000	$10,000	$10,000
03/23	$10,241	$10,227	$10,246
06/23	$11,128	$11,104	$11,140
09/23	$10,685	$10,755	$10,699
12/23	$12,058	$12,041	$12,081
03/24	$13,278	$13,281	$13,310
06/24	$13,772	$13,755	$13,812
09/24	$14,582	$14,592	$14,632

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	36.47%	25.41%
Russell 1000® IndexFootnote Reference1	35.68%	25.50%
Calvert US Large-Cap Core Responsible Index	36.76%	25.70%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 369,102,988	$ 369,102,988	$ 369,102,988	$ 369,102,988	$ 369,102,988
Holdings Count | Holding	789	789	789	789	789
Advisory Fees Paid, Amount		$ 428,989
InvestmentCompanyPortfolioTurnover		10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$369,102,988
# of Portfolio Holdings	789
Portfolio Turnover Rate	10%
Total Management Fees Paid	$428,989

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.2%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	10.0%
Consumer Discretionary	10.6%
Health Care	12.2%
Financials	14.0%
Information Technology	31.8%

C000238677
Shareholder Report [Line Items]
Fund Name		Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Trading Symbol		CDEI
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CDEI	$16	0.14%

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.14%
Line Graph [Table Text Block]
	Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV	Russell 1000® IndexFootnote Reference1	Calvert US Large-Cap Diversity Research Index
01/23	$10,000	$10,000	$10,000
03/23	$10,442	$10,227	$10,447
06/23	$11,504	$11,104	$11,516
09/23	$10,923	$10,755	$10,936
12/23	$12,403	$12,041	$12,425
03/24	$13,261	$13,281	$13,290
06/24	$13,742	$13,755	$13,764
09/24	$14,381	$14,592	$14,425

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF - NAV (Inception January 30, 2023)	31.65%	24.37%
Russell 1000® IndexFootnote Reference1	35.68%	25.50%
Calvert US Large-Cap Diversity Research Index	31.89%	24.63%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 31,653,624	$ 31,653,624	$ 31,653,624	$ 31,653,624	$ 31,653,624
Holdings Count | Holding	373	373	373	373	373
Advisory Fees Paid, Amount		$ 45,449
InvestmentCompanyPortfolioTurnover		44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$31,653,624
# of Portfolio Holdings	373
Portfolio Turnover Rate	44%
Total Management Fees Paid	$45,449

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.2%
Energy	0.1%
Materials	0.5%
Utilities	1.6%
Real Estate	2.2%
Consumer Discretionary	4.4%
Consumer Staples	4.8%
Industrials	5.9%
Communication Services	9.6%
Financials	12.7%
Health Care	14.7%
Information Technology	43.3%

C000238678
Shareholder Report [Line Items]
Fund Name		Calvert US Mid-Cap Core Responsible Index ETF
Trading Symbol		CVMC
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Mid-Cap Core Responsible Index ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVMC	$17	0.15%

Expenses Paid, Amount		$ 17
Expense Ratio, Percent		0.15%
Line Graph [Table Text Block]
	Calvert US Mid-Cap Core Responsible Index ETF - NAV	S&P 500® Index	Calvert US Mid-Cap Core Responsible Index	Russell Midcap® Index
01/23	$10,000	$10,000	$10,000	$10,000
03/23	$9,791	$10,262	$9,792	$9,789
06/23	$10,216	$11,159	$10,225	$10,255
09/23	$9,594	$10,794	$9,604	$9,775
12/23	$10,806	$12,056	$10,828	$11,028
03/24	$11,714	$13,329	$11,744	$11,977
06/24	$11,203	$13,899	$11,236	$11,575
09/24	$12,257	$14,718	$12,301	$12,642

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Mid-Cap Core Responsible Index ETF - NAV (Inception January 30, 2023)	27.76%	13.00%
S&P 500® Index	36.35%	26.15%
Calvert US Mid-Cap Core Responsible Index	28.09%	13.25%
Russell Midcap® Index	29.33%	15.13%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 66,151,213	$ 66,151,213	$ 66,151,213	$ 66,151,213	$ 66,151,213
Holdings Count | Holding	625	625	625	625	625
Advisory Fees Paid, Amount		$ 70,587
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$66,151,213
# of Portfolio Holdings	625
Portfolio Turnover Rate	28%
Total Management Fees Paid	$70,587

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.2%
Energy	0.4%
Communication Services	3.6%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.6%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

C000238679
Shareholder Report [Line Items]
Fund Name		Calvert US Select Equity ETF
Trading Symbol		CVSE
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Calvert US Select Equity ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CVSE	$34	0.29%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.29%
Line Graph [Table Text Block]
	Calvert US Select Equity ETF - NAV	Russell 1000® Index
01/23	$10,000	$10,000
03/23	$10,132	$10,227
06/23	$10,875	$11,104
09/23	$10,300	$10,755
12/23	$11,649	$12,041
03/24	$12,921	$13,281
06/24	$13,068	$13,755
09/24	$13,960	$14,592

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	Since Inception
Calvert US Select Equity ETF - NAV (Inception January 30, 2023)	35.53%	22.17%
Russell 1000® Index	35.68%	25.50%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date				Jan. 30, 2023
AssetsNet	$ 29,397,986	$ 29,397,986	$ 29,397,986	$ 29,397,986	$ 29,397,986
Holdings Count | Holding	181	181	181	181	181
Advisory Fees Paid, Amount		$ 78,592
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,397,986
# of Portfolio Holdings	181
Portfolio Turnover Rate	9%
Total Management Fees Paid	$78,592

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	0.1%
Utilities	2.2%
Real Estate	3.4%
Consumer Staples	3.4%
Materials	3.8%
Communication Services	4.5%
Consumer Discretionary	7.5%
Health Care	12.1%
Industrials	12.8%
Financials	16.2%
Information Technology	34.0%

C000247848
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate ETF
Trading Symbol	EVLN
Annual or Semi-Annual Statement [Text Block]	This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Floating-Rate ETF for the period of February 6, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number	1-800-836-2414
Additional Information Website	www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVLN	$37	0.55%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index.

↓ An underweight position in CCC-rated loans detracted from returns relative to the Index as lower-rated loans generally outperformed higher-rated loans during the period

↓ As the floating-rate loan market delivered strong performance during the period, the Fund’s cash position detracted from returns versus the Index, which does not hold cash

↓ Loan selections in the commercial services & supplies industry and selections in the entertainment industry detracted from returns relative to the Index during the period

↑ Loan selections in the information technology services industry and selections in the software industry contributed to Index-relative returns during the period

↑ An out-of-Index allocation to collateralized loan obligation debt investments, which performed strongly during the period, helped Index-relative returns

Line Graph [Table Text Block]
	Eaton Vance Floating-Rate ETF - NAV	Bloomberg U.S. Universal Index	Morningstar LSTA U.S. Leveraged Loan Total Return Index
02/24	$10,000	$10,000	$10,000
03/24	$10,098	$10,037	$10,167
04/24	$10,150	$9,803	$10,228
05/24	$10,231	$9,965	$10,324
06/24	$10,257	$10,056	$10,360
07/24	$10,339	$10,284	$10,430
08/24	$10,399	$10,435	$10,496
09/24	$10,464	$10,579	$10,572

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Floating-Rate ETF - NAV (Inception February 6, 2024)	4.64%
Bloomberg U.S. Universal Index	5.79%
Morningstar LSTA U.S. Leveraged Loan Total Return Index	5.72%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date	Feb. 06, 2024
AssetsNet	$ 1,047,414,951	$ 1,047,414,951	$ 1,047,414,951	$ 1,047,414,951	$ 1,047,414,951
Holdings Count | Holding	302	302	302	302	302
Advisory Fees Paid, Amount	$ 2,591,993
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,047,414,951
# of Portfolio Holdings	302
Portfolio Turnover Rate	32%
Total Management Fees Paid	$2,591,993

Holdings [Text Block]

Industry Weightings (% of total investments)

Value	Value
Others	48.2%
Machinery	2.9%
Health Care Providers & Services	3.1%
Capital Markets	3.4%
Chemicals	4.6%
Hotels, Restaurants & Leisure	4.7%
Insurance	5.8%
Commercial Services & Supplies	7.0%
Financial Services	7.5%
Software	12.8%

C000245530
Shareholder Report [Line Items]
Fund Name			Eaton Vance High Yield ETF
Trading Symbol			EVHY
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance High Yield ETF for the period of October 16, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number			1-800-836-2414
Additional Information Website			www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVHY	$49	0.47%

Expenses Paid, Amount			$ 49
Expense Ratio, Percent			0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA BB-B U.S. High Yield Index (the Index).

↓ Fund selections in the health care and paper sectors detracted from performance relative to the Index during the period

↓ An allocation to lower-rated securities detracted from returns relative to the Index during the period

↓ A slight overweight exposure to securities with durations of less than one year detracted from returns relative to the Index during the period

↑ Fund selections in the energy sector contributed to Index-relative returns during the period

↑ Fund selections and an underweight exposure to the cable & satellite TV sector contributed to performance relative to the Index during the period

↑ A small allocation to CCC-rated securities, and selections in BB-rated and B-rated securities contributed to returns relative to the Index during the period

↑ The Fund’s underweight exposure to securities with durations between 1-3 years, and selections in securities with durations between 3-5 years contributed to Index-relative returns during the period

Line Graph [Table Text Block]
	Eaton Vance High Yield ETF - NAV	Bloomberg U.S. Universal Index	ICE BofA BB-B U.S. High Yield Index
10/23	$10,000	$10,000	$10,000
11/23	$10,418	$10,366	$10,436
12/23	$10,761	$10,759	$10,793
01/24	$10,759	$10,733	$10,801
02/24	$10,744	$10,605	$10,805
03/24	$10,885	$10,709	$10,932
04/24	$10,793	$10,458	$10,832
05/24	$10,926	$10,632	$10,953
06/24	$11,037	$10,728	$11,065
07/24	$11,202	$10,972	$11,250
08/24	$11,378	$11,133	$11,423
09/24	$11,488	$11,288	$11,550

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance High Yield ETF - NAV (Inception October 16, 2023)	14.88%
Bloomberg U.S. Universal Index	12.88%
ICE BofA BB-B U.S. High Yield Index	15.50%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date			Oct. 16, 2023
AssetsNet	$ 21,530,858	$ 21,530,858	$ 21,530,858	$ 21,530,858	$ 21,530,858
Holdings Count | Holding	258	258	258	258	258
Advisory Fees Paid, Amount			$ 96,512
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,530,858
# of Portfolio Holdings	258
Portfolio Turnover Rate	22%
Total Management Fees Paid	$96,512

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	4.6%
Not Rated	0.1%
CCC	0.5%
B	30.3%
BB	54.3%
BBB	10.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245531
Shareholder Report [Line Items]
Fund Name			Eaton Vance Intermediate Municipal Income ETF
Trading Symbol			EVIM
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Intermediate Municipal Income ETF for the period of October 16, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Material Fund Change Notice [Text Block]			This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number			1-800-836-2414
Additional Information Website			www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVIM	$29	0.29%

Expenses Paid, Amount			$ 29
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 2-17 Year US Municipal Securities Index (the Index).

↑ An overweight position in BBB-rated bonds contributed to relative returns as lower-credit-quality bonds generally outperformed higher-credit-quality bonds

↑ Security selections in bonds with 10-15 years remaining to maturity helped Fund performance relative to the Index during the period

↑ Security selections and an underweight position in California bonds helped Fund returns as California bonds generally underperformed the Index

↓ Security selections and an underweight position in 4% coupon bonds detracted from Index-relative performance during the period

↓ Security selections and an underweight position in A-rated bonds hampered Fund performance as lower-rated bonds generally outperformed higher-rated bonds

↓ An out-of-Index position in variable-rate demand notes ― typically considered a defensive investment with virtually zero duration ― detracted from Fund performance relative to the Index as interest rates generally declined during the period

Line Graph [Table Text Block]
	Eaton Vance Intermediate Municipal Income ETF - NAV	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year U.S. Municipal Securities Index
10/23	$10,000	$10,000	$10,000
11/23	$10,430	$10,518	$10,397
12/23	$10,664	$10,762	$10,615
01/24	$10,661	$10,707	$10,587
02/24	$10,673	$10,721	$10,596
03/24	$10,678	$10,721	$10,586
04/24	$10,567	$10,588	$10,480
05/24	$10,561	$10,557	$10,421
06/24	$10,717	$10,719	$10,563
07/24	$10,801	$10,816	$10,655
08/24	$10,868	$10,902	$10,758
09/24	$10,985	$11,009	$10,850

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Intermediate Municipal Income ETF - NAV (Inception October 16, 2023)	9.85%
Bloomberg Municipal Bond Index	10.09%
ICE BofA 2-17 Year U.S. Municipal Securities Index	8.50%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date			Oct. 16, 2023
AssetsNet	$ 26,462,026	$ 26,462,026	$ 26,462,026	$ 26,462,026	$ 26,462,026
Holdings Count | Holding	71	71	71	71	71
Advisory Fees Paid, Amount			$ 58,108
InvestmentCompanyPortfolioTurnover			81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$26,462,026
# of Portfolio Holdings	71
Portfolio Turnover Rate	81%
Total Management Fees Paid	$58,108

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	7.8%
Not Rated	3.7%
BB	2.8%
BBB	11.5%
A	17.0%
AA	40.0%
AAA	17.2%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000248456
Shareholder Report [Line Items]
Fund Name		Eaton Vance Short Duration Income ETF
Trading Symbol		EVSD
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Income ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSD	$28	0.27%

Expenses Paid, Amount		$ 28
Expense Ratio, Percent		0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index).

↓ The Fund’s shorter-than-Index duration detracted from returns relative to the Index during the period

↓ Fund selections in investment-grade corporate securities detracted from performance relative to the Index during the period

↓ The Fund’s use of derivatives slightly detracted from performance relative to the Index during the period

↓ An underweight exposure to investment-grade corporate securities detracted from Fund performance relative to the Index during the period

↑ In contrast, the Fund’s asset allocations contributed to returns relative to the Index during the period

↑ Out-of-Index allocations to asset-backed securities and certain categories of mortgage-backed securities particularly aided Index-relative performance

↑ An underweight exposure to government-related securities contributed to performance relative to the Index during the period

↑ An out-of-Index allocation to commercial mortgage-backed securities contributed to performance relative to the Index during the period

Line Graph [Table Text Block]
	Eaton Vance Short Duration Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit 1-5 Year Index	Short Duration Income Blend IndexFootnote Reference1	Bloomberg 1-3 Year U.S. Government/Credit Index
09/14	$10,000	$10,000	$10,000	$10,000	$10,000
09/15	$10,006	$10,234	$10,182	$10,118	$10,118
09/16	$10,750	$10,859	$10,496	$10,168	$10,251
09/17	$10,995	$10,963	$10,657	$10,229	$10,320
09/18	$11,192	$10,853	$10,662	$10,339	$10,340
09/19	$11,631	$11,945	$11,373	$10,690	$10,820
09/20	$12,003	$12,743	$11,951	$11,088	$11,223
09/21	$12,191	$12,767	$12,079	$11,121	$11,256
09/22	$11,506	$10,863	$11,131	$10,557	$10,685
09/23	$11,989	$11,037	$11,546	$10,850	$10,982
09/24	$13,060	$12,373	$12,630	$11,703	$11,772

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Short Duration Income ETF - NAV	8.94%	2.34%	2.71%
Bloomberg U.S. Universal Index	12.08%	0.70%	2.15%
Bloomberg U.S. Credit 1-5 Year Index	9.39%	2.12%	2.36%
Short Duration Income Blend IndexFootnote Reference1	7.85%	1.82%	1.59%
Bloomberg 1-3 Year U.S. Government/Credit Index	7.19%	1.70%	1.64%
Footnote	Description
Footnote[1]	The Short Duration Income Blend Index is a performance linked benchmark of the old benchmark represented by Bloomberg 1-3 year U.S. Government/Credit Index for periods from the Fund's inceptions to January 8, 2016, the ICE BofA 1-Year U.S. Treasury Note Index (benchmark that tracks one-year U.S. govermnemt securities) from January 9, 2016 to July 31, 2019 and the new benchmark reprented by Bloomberg 1-3 Year U.S. Goverment/Credit index for periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 178,108,570	$ 178,108,570	$ 178,108,570	$ 178,108,570	$ 178,108,570
Holdings Count | Holding	287	287	287	287	287
Advisory Fees Paid, Amount		$ 126,380
InvestmentCompanyPortfolioTurnover		117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$178,108,570
# of Portfolio Holdings	287
Portfolio Turnover Rate	117%
Total Management Fees Paid	$126,380

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-3.1%
Not Rated	18.0%
B	0.2%
BB	1.8%
BBB	25.3%
A	20.0%
AA	7.4%
AAA	30.4%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247027
Shareholder Report [Line Items]
Fund Name		Eaton Vance Short Duration Municipal Income ETF
Trading Symbol		EVSM
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Short Duration Municipal Income ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVSM	$22	0.21%

Expenses Paid, Amount		$ 22
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-3 Year Municipal Securities Index (the Index).

↑ An out-of-Index allocation to bonds with 3-5 years remaining to maturity contributed to returns relative to the Index as longer-maturity bonds generally outperformed shorter-maturity bonds during the period

↑ Security selections and an underweight position in California bonds helped returns as California bonds generally underperformed the Index during the period

↑ Security selections and an underweight position in AA-rated bonds helped returns as higher-credit-quality bonds underperformed lower-credit-quality bonds

↓ Security selections in bonds with 0-3 years remaining to maturity detracted from Index-relative performance during the period

↓ Security selections and an underweight position in bonds with coupon rates of less than 4% ― not including zero-coupon bonds ― hampered Index-relative returns

↓ Security selections in BBB-rated bonds detracted from performance relative to the Index during the period

Line Graph [Table Text Block]
	Eaton Vance Short Duration Municipal Income ETF - NAV	Bloomberg Municipal Bond IndexFootnote Reference1	ICE BofA 1-3 Year US Municipal Securities Index	Short Duration Municipal Income Blended IndexFootnote Reference2
12/18	$10,000	$10,000	$10,000	$10,000
09/19	$10,120	$10,857	$10,232	$10,102
09/20	$10,212	$11,301	$10,499	$10,167
09/21	$10,218	$11,598	$10,555	$10,174
09/22	$10,280	$10,264	$10,178	$10,260
09/23	$10,538	$10,537	$10,397	$10,430
09/24	$11,147	$11,484	$10,966	$11,000

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 years	Since Inception
Eaton Vance Short Duration Municipal Income ETF - NAV (Inception December 19, 2018)	5.78%	1.95%	1.90%
Bloomberg Municipal Bond IndexFootnote Reference1	10.37%	1.39%	2.42%
ICE BofA 1-3 Year US Municipal Securities Index	5.47%	1.40%	1.61%
Short Duration Municipal Income Blended IndexFootnote Reference2	5.47%	1.72%	1.66%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.
Footnote[2]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index from the Fund’s inception to July 30, 2023 and the new benchmark represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date					Dec. 19, 2018
AssetsNet	$ 143,223,907	$ 143,223,907	$ 143,223,907	$ 143,223,907	$ 143,223,907
Holdings Count | Holding	104	104	104	104	104
Advisory Fees Paid, Amount		$ 127,384
InvestmentCompanyPortfolioTurnover		18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$143,223,907
# of Portfolio Holdings	104
Portfolio Turnover Rate	18%
Total Management Fees Paid	$127,384

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	11.2%
Not Rated	2.7%
BB	0.9%
BBB	5.4%
A	33.0%
AA	39.1%
AAA	7.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000247024
Shareholder Report [Line Items]
Fund Name		Eaton Vance Total Return Bond ETF
Trading Symbol		EVTR
Annual or Semi-Annual Statement [Text Block]		This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Total Return Bond ETF for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number		1-800-836-2414
Additional Information Website		www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EVTR	$37	0.35%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index).

↑ Security selections in investment-grade corporate bonds, asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and U.S. government-related sectors contributed to performance relative to the Index during the period

↑ An overweight position in CMBS, an underweight position in U.S. Treasurys, and out-of-Index allocations to non-agency mortgage-backed securities (MBS) and high yield bonds helped performance relative to the Index during the period

↑ The Fund’s out-of-Index use of derivatives for duration management ― by investing in U.S. Treasury futures and options on U.S. Treasury futures ― contributed to returns relative to the Index during the period

↓ Security selections and an underweight position in agency MBS, an overweight position in ABS, and security selections in U.S. Treasurys detracted from returns

↓ Duration positioning ― which was shorter than that of the Index ― detracted from returns relative to the Index during a period when interest rates declined

Line Graph [Table Text Block]
	Eaton Vance Total Return Bond ETF - NAV	Bloomberg U.S. Universal IndexFootnote Reference1	Bloomberg U.S. Aggregate Bond Index
09/14	$10,000	$10,000	$10,000
09/15	$10,115	$10,234	$10,294
09/16	$11,613	$10,859	$10,828
09/17	$11,937	$10,963	$10,837
09/18	$11,893	$10,853	$10,705
09/19	$13,181	$11,945	$11,808
09/20	$14,007	$12,743	$12,633
09/21	$14,233	$12,767	$12,520
09/22	$12,015	$10,863	$10,693
09/23	$12,259	$11,037	$10,762
09/24	$13,970	$12,373	$12,004

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

	1 Year	5 years	10 years
Eaton Vance Total Return Bond ETF - NAV	13.96%	1.17%	3.40%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

AssetsNet	$ 688,547,448	$ 688,547,448	$ 688,547,448	$ 688,547,448	$ 688,547,448
Holdings Count | Holding	578	578	578	578	578
Advisory Fees Paid, Amount		$ 646,465
InvestmentCompanyPortfolioTurnover		367.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$688,547,448
# of Portfolio Holdings	578
Portfolio Turnover Rate	367%
Total Management Fees Paid	$646,465

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	-15.6%
Not Rated	8.4%
CCC	0.4%
B	2.5%
BB	3.9%
BBB	21.1%
A	8.2%
AA	4.6%
AAA	66.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245532
Shareholder Report [Line Items]
Fund Name			Eaton Vance Ultra-Short Income ETF
Trading Symbol			EVSB
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Eaton Vance Ultra-Short Income ETF for the period of October 16, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number			1-800-836-2414
Additional Information Website			www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
EVSB	$16	0.17%

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index).

↑ The Fund’s out-of-Index allocations to mortgage-backed securities and commercial mortgage-backed securities contributed most to performance relative to the Index during the period

↑ Out-of-Index allocations to asset-backed securities and investment-grade corporate securities ― especially investments in financial institutions ― contributed to Fund returns relative to the Index during the period

↑ An underweight exposure to U.S. Treasurys contributed to Fund returns relative to the Index during the period

↓ In contrast, the Fund’s use of U.S. Treasury futures contracts detracted from performance relative to the Index during the period

↓ The Fund’s duration positioning detracted from performance relative to the Index during the period

Line Graph [Table Text Block]
	Eaton Vance Ultra-Short Income ETF - NAV	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
10/23	$10,000	$10,000	$10,000
11/23	$10,101	$10,366	$10,082
12/23	$10,178	$10,759	$10,153
01/24	$10,240	$10,733	$10,192
02/24	$10,277	$10,605	$10,207
03/24	$10,330	$10,709	$10,248
04/24	$10,374	$10,458	$10,273
05/24	$10,433	$10,632	$10,323
06/24	$10,480	$10,728	$10,368
07/24	$10,554	$10,972	$10,438
08/24	$10,616	$11,133	$10,505
09/24	$10,679	$11,288	$10,572

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Eaton Vance Ultra-Short Income ETF - NAV (Inception October 16, 2023)	6.79%
Bloomberg U.S. Universal Index	12.88%
Bloomberg 9-12 Months Short Treasury Index	5.72%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date			Oct. 16, 2023
AssetsNet	$ 44,325,067	$ 44,325,067	$ 44,325,067	$ 44,325,067	$ 44,325,067
Holdings Count | Holding	182	182	182	182	182
Advisory Fees Paid, Amount			$ 55,239
InvestmentCompanyPortfolioTurnover			89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$44,325,067
# of Portfolio Holdings	182
Portfolio Turnover Rate	89%
Total Management Fees Paid	$55,239

Holdings [Text Block]

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	4.1%
Not Rated	6.8%
BB	0.5%
BBB	26.5%
A	23.9%
AA	13.5%
AAA	24.7%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

C000245536
Shareholder Report [Line Items]
Fund Name			Parametric Equity Premium Income ETF
Trading Symbol			PAPI
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Equity Premium Income ETF for the period of October 16, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number			1-800-836-2414
Additional Information Website			www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PAPI	$30	0.29%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index).

↓ The Fund’s use of derivatives ― specifically, written call options on the SPDR® S&P 500® ETF Trust ― detracted from Index-relative returns during the period

↓ Not owning GE Aerospace hurt returns as high demand for GE’s engine servicing and maintenance business supported steady revenue growth

↓ Not owning JPMorgan hampered relative returns as its stock price surged on strength in the company’s investment banking and growing interest revenue

↓ An overweight exposure to Leggett & Platt, Inc. detracted from Index-relative returns as demand for its residential and automotive products declined

↑ Not owning Intel Corp. contributed to performance relative to the Index as rising competition ― especially for AI chips ― hurt Intel’s revenues and earnings

↑ An out-of-Index allocation to steakhouse chain Texas Roadhouse, Inc. helped returns as it opened new restaurants and customer demand rose at existing stores

↑ The Fund’s underweight exposure to Johnson & Johnson aided Index-relative returns as an impending lack of exclusivity for its Stelara brand drug raised investor concerns

↑ An underweight position in Chevron Corp. helped relative returns as complications with its acquisition of Hess Corp. weighed on Chevron’s stock’s price

Line Graph [Table Text Block]
	Parametric Equity Premium Income ETF - NAV	S&P 500® Index	Russell 1000® Value Index
10/23	$10,000	$10,000	$10,000
11/23	$10,014	$10,468	$10,377
12/23	$10,433	$10,943	$10,951
01/24	$10,374	$11,127	$10,962
02/24	$10,591	$11,721	$11,367
03/24	$11,165	$12,098	$11,935
04/24	$10,839	$11,605	$11,426
05/24	$11,095	$12,180	$11,788
06/24	$10,879	$12,618	$11,677
07/24	$11,486	$12,772	$12,274
08/24	$11,548	$13,082	$12,603
09/24	$11,638	$13,360	$12,778

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference*
Parametric Equity Premium Income ETF - NAV (Inception October 16, 2023)	16.38%
S&P 500® Index	33.60%
Russell 1000® Value Index	27.78%
Footnote	Description
Footnote*	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date			Oct. 16, 2023
AssetsNet	$ 76,170,077	$ 76,170,077	$ 76,170,077	$ 76,170,077	$ 76,170,077
Holdings Count | Holding	183	183	183	183	183
Advisory Fees Paid, Amount			$ 100,480
InvestmentCompanyPortfolioTurnover			38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$76,170,077
# of Portfolio Holdings	183
Portfolio Turnover Rate	38%
Total Management Fees Paid	$100,480

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	3.5%
Other	(0.3)%
Communication Services	2.8%
Information Technology	7.9%
Energy	9.5%
Health Care	10.5%
Consumer Discretionary	10.5%
Financials	10.8%
Industrials	11.0%
Materials	11.0%
Consumer Staples	11.2%
Utilities	11.6%

C000245534
Shareholder Report [Line Items]
Fund Name			Parametric Hedged Equity ETF
Trading Symbol			PHEQ
Annual or Semi-Annual Statement [Text Block]			This Annual shareholder report contains important information about Morgan Stanley ETF Trust - Parametric Hedged Equity ETF for the period of October 16, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-836-2414.
Additional Information Phone Number			1-800-836-2414
Additional Information Website			www.morganstanley.com/im/shareholderreports.
Expenses [Text Block]
Ticker	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
PHEQ	$30	0.29%

Expenses Paid, Amount			$ 30
Expense Ratio, Percent			0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index).

↓ A defensive put-spread collar structure was the primary driver of the Fund’s underperformance relative to the Index during the period

↓ Written call options were the largest detractor from Fund performance as the Index advanced above call strikes sold during the period

↓ Long put spreads detracted from performance relative to the Index due to time decay and financial tranches that expired “out of the money” during the period

↓ The Fund’s equity portfolio, which tracks the Index while seeking to optimize tax efficiencies, slightly underperformed in line with the Index during the period

Line Graph [Table Text Block]
	Parametric Hedged Equity ETF - NAV	S&P 500® Index
10/23	$10,000	$10,000
11/23	$10,360	$10,468
12/23	$10,600	$10,943
01/24	$10,714	$11,127
02/24	$10,963	$11,721
03/24	$11,019	$12,098
04/24	$10,930	$11,605
05/24	$11,182	$12,180
06/24	$11,350	$12,618
07/24	$11,423	$12,772
08/24	$11,652	$13,082
09/24	$11,776	$13,360

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Since InceptionFootnote Reference1
Parametric Hedged Equity ETF - NAV (Inception October 16, 2023)	17.76%
S&P 500® Index	33.60%
Footnote	Description
Footnote[1]	Returns for periods less than one year are not annualized.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Performance assumes that all dividends and distributions, if any, were reinvested.  For more recent performance information, visit www.morganstanley.com/im/shareholderreports.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance Inception Date			Oct. 16, 2023
AssetsNet	$ 41,605,726	$ 41,605,726	$ 41,605,726	$ 41,605,726	$ 41,605,726
Holdings Count | Holding	219	219	219	219	219
Advisory Fees Paid, Amount			$ 83,548
InvestmentCompanyPortfolioTurnover			25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$41,605,726
# of Portfolio Holdings	219
Portfolio Turnover Rate	25%
Total Management Fees Paid	$83,548

Holdings [Text Block]

Sector Allocation (% of total investments)

Sector¯SECTOR DIVERSIFICATION	9/30/2024
Short Term Investment	1.2%
Other	1.1%
Real Estate	2.1%
Materials	2.3%
Utilities	2.5%
Energy	3.4%
Consumer Staples	5.7%
Industrials	8.4%
Communication Services	9.6%
Consumer Discretionary	10.0%
Health Care	11.3%
Financials	12.1%
Information Technology	30.3%